Business Combinations - Summary of Fair Value of Identifiable Assets Acquired in Expedeon Acquisition (Details) £ in Millions, $ in Millions	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)		Dec. 31, 2020 USD ($)	Jun. 30, 2020 GBP (£)	[1]	Mar. 04, 2020 GBP (£)	Mar. 04, 2020 USD ($)
Non-current liabilities
Goodwill	£ 364.8	£ 184.3	[1]		£ 195.0
Total consideration		£ 7.7		$ 10.2
Expedeon Acquisition [Member]
Non-current assets
Intangible assets	47.7
Other non-current assets	0.8
Net current assets	5.9
Non-current liabilities
Deferred tax on intangibles	(11.9)
Total identifiable assets acquired	42.5
Goodwill	61.7
Total consideration	104.2
Marker Gene Technologies Inc Acquisition [Member]
Non-current assets
Intangible assets	0.4
Net current assets	0.6
Non-current liabilities
Deferred tax on intangibles	(0.1)
Total identifiable assets acquired	0.9
Goodwill	0.8
Total consideration	£ 1.7						£ 1.7	$ 2.2

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.